Net Income Per Unit (Notes)	12 Months Ended
Dec. 31, 2011
Net Income (Loss) Per Unit [Abstract]
Net Income Per Unit
NET INCOME PER UNIT

The following table is a summary of net income (loss) for the year ended December 31, 2011, disaggregated to present the results of operations of our Predecessors and of TLLP (for the period beginning April 26, 2011) (in thousands):

	Predecessors (a)	Tesoro Logistics LP (b)	Year Ended
			December 31, 2011

REVENUES	$14,589	$72,748	$87,337
COSTS AND EXPENSES
Operating and maintenance expenses	22,735	24,414	47,149
Depreciation and amortization expenses	5,552	5,725	11,277
General and administrative expenses	2,346	6,430	8,776
Loss on asset disposals	25	1	26
Total Costs and Expenses	30,658	36,570	67,228
OPERATING INCOME (LOSS)	(16,069)	36,178	20,109
Interest and financing costs, net	—	(1,610)	(1,610)
NET INCOME (LOSS)	$(16,069)	$34,568	$18,499
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(a) The Predecessors include the financial results of the initial net assets acquired from Tesoro during the initial public offering through April 25, 2011, the Martinez Crude Oil Marine Terminal and the Long Beach Assets acquired from Tesoro for the year ended December 31, 2011.
(b) TLLP includes the financial results of the Partnership for the period beginning April 26, 2011, the date TLLP commenced operations.

Basic net income per unit applicable to limited partners (including subordinated unitholders) is computed by dividing limited partners’ interest in net income, after deducting the general partner’s 2% interest and incentive distributions, by the weighted-average number of outstanding common and subordinated units. Our net income is allocated to the general partner and limited partners in accordance with their respective partnership percentages, after giving effect to priority income allocations for incentive distributions, if any, to our general partner, the holder of the IDRs, pursuant to our partnership agreement, which are declared and paid following the close of each quarter.

Net income per unit is only calculated for the Partnership after the Initial Offering as no units were outstanding prior to April 26, 2011. Earnings in excess of distributions are allocated to the general partner and limited partners based on their respective ownership interests. Payments made to our unitholders are determined in relation to actual distributions declared and are not based on the net income allocations used in the calculation of net income per unit.

Diluted net income per unit includes the effects of potentially dilutive units on our common units, consisting of unvested service and performance phantom units. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.

In addition to the common and subordinated units, we have also identified the general partner interest and IDRs as participating securities and use the two-class method when calculating the net income per unit applicable to limited partners, which is based on the weighted-average number of common units outstanding during the period. There have been no additional changes to the outstanding units after the closing of the Initial Offering through December 31, 2011. See Notes C and R for additional information regarding subsequent events including the issuance of common and general partner units to Tesoro.

The calculation of net income per unit is as follows (in thousands, except unit and per unit amounts):

Year Ended
December 31, 2011
Net income attributable to partners	$34,568
Less: General partner's interest in net income	692
Limited partners' interest in net income	$33,876

Weighted average limited partner units outstanding:
Common units - basic	15,254,890
Common unit equivalents	27,476
Common units - diluted	15,282,366

Subordinated units - Tesoro (basic and diluted)	15,254,890

Net income per limited partner unit:
Common - basic	$1.11
Common - diluted	$1.11
Subordinated - Tesoro (basic and diluted)	$1.11